Business Combinations	12 Months Ended
Dec. 31, 2022
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed Have Been Adjusted Retrospective to the Date of Acquisition [Abstract]
Business Combinations
5.	Business combinations

a)	Business combinations
In line with the Group’s growth strategy, the Group acquired eleven businesses during 2022, which were not considered to be material. These transactions were concluded in order to add density in the Group’s current network and further expand value-added services.
During the year ended December 31, 2022, the non-material businesses, in aggregate, contributed revenue and net income of $100.6 million and $5.9 million respectively since the acquisitions.
Had the Group acquired these non-material businesses on January 1, 2022, as per management’s best estimates, the revenue and net income for these entities would have been $234.3 million and $17.9 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2022 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expenses based on the effective tax rate.
During the year ended December 31, 2022, transaction costs of $0.1 million have been expensed in other operating expenses in the consolidated statements of income in relation to the above-mentioned business acquisitions.
As of the reporting date, the Group had not completed the purchase price allocation over the identifiable net assets and goodwill of the 2022 acquisitions. Information to confirm the fair value of certain assets and liabilities is still to be obtained for these acquisitions. As the Group obtains more information, the allocation will be completed.

The table below presents the purchase price allocation based on the best information available to the Group to date :

Identifiable assets acquired and liabilities assumed	Note	December 31, 2022*
Cash and cash equivalents		863
Trade and other receivables		28,231
Inventoried supplies and prepaid expenses		2,179
Property and equipment	9	70,959
Right-of-use assets	10	28,269
Intangible assets	11	45,740
Other assets		368
Trade and other payables		(10,327)
Income tax payable		(1,465)
Provisions	17	(280)
Lease liabilities	15	(28,269)
Deferred tax liabilities	1 8	(13,848)
Total identifiable net assets		122,420
Total consideration transferred		181,608
Goodwill	11	59,188
Cash		159,114
Contingent consideration		22,494
Total consideration transferred		181,608
* Includes non-material adjustments to prior year’s acquisitions
The trade receivables comprise gross amounts due of $28.4 million, of which $0.1 million was expected to be uncollectible at the acquisition date.
Of the goodwill and intangible assets acquired through business combinations in 2022, $2.9 million is deductible for tax purposes.
In line with the Group’s growth strategy, the Group acquired ten businesses during 2021, of which UPS Ground Freight Inc. (“UPS Freight”), which was renamed TForce Freight Inc. (“TForce Freight”) in April 202
1
, was considered material. All other acquisitions were not considered to be material.
On April 30, 2021, the Group completed the acquisition of UPS Freight, the Less-Than-Truckload and dedicated truckload divisions of United Parcel Service, Inc. The purchase price for this business acquisition totalled for $864.6 million, which was funded by a mixture of cash on hand and the remaining balance was drawn from the currently existing unsecured revolving credit facility. The fair value of the identifiable net assets acquired, including the fair value of the customer relationships acquired, exceeded the purchase price, resulting in a bargain purchase gain of $283.6 million in the Less-Than-Truckload and Logistics segments ($271.6 million and $12.0 million respectively). The bargain purchase gain resulted mainly from the measurement of the fair value related to the company’s tangible assets. During the year ended December 31, 2021, the business contributed revenue and net income of $2,334.4 million and $122.6 million (excluding the bargain purchase gain of $283.6 million), respectively since the acquisition.
Had the Group acquired UPS Freight on January 1, 2021, as per management’s best estimates, the revenue and net income for this entity would have been $3,438.3 million and $146.0 million (excluding the bargain purchase gain of $283.6 million), respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2021 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expenses based on the effective tax rate.
During the year ended December 31, 2021, the non-material businesses, in aggregate, contributed revenue and net income of $64.9 million and $0.9 million respectively since the acquisitions.
Had the Group acquired the non-material businesses on January 1, 2021, as per management’s best estimates, the revenue and net income for these entities would have been $174.9 million and $5.6 million (excluding the bargain purchase gain of $283.6 million), respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2021 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expenses based on the effective tax rate.
Of the goodwill and intangible assets acquired through business combinations in 2021, $5.7 million is deductible for tax purposes.
During the year ended December 31, 2021, transaction costs of $8.7 million had been expensed in other operating expenses in the consolidated statements of income in relation to the above-mentioned business acquisitions.

The table below presents the purchase price allocation as at December 31, 2021:

Identifiable assets acquired and liabilities assumed		UPS Freight
	Note	(reassessed - see note 5d))*	Others**	December 31, 2021
Cash and cash equivalents		6	11,570	11,576
Trade and other receivables		328,468	23,806	352,274
Inventoried supplies and prepaid expenses		26,643	3,500	30,143
Property and equipment	9	1,309,465	86,872	1,396,337
Right-of-use assets	10	100,971	10,619	111,590
Intangible assets	11	18,856	25,914	44,770
Other assets		8,133	65	8,198
Trade and other payables		(209,474)	(14,470)	(223,944)
Income tax payable		-	(2,668)	(2,668)
Employee benefits		(65,849)	-	(65,849)
Provisions	17	(74,867)	(222)	(75,089)
Other non-current liabilities		(56)	(6)	(62)
Long-term debt	14	-	(3,484)	(3,484)
Lease liabilities	15	(100,971)	(10,619)	(111,590)
Deferred tax liabilities	1 8	(193,125)	(17,785)	(210,910)
Total identifiable net assets		1,148,200	113,092	1,261,292
Total consideration transferred		864,607	162,313	1,026,920
Goodwill	1 1	-	49,221	49,221
Bargain purchase gain		(283,593)	-	(283,593)
Cash		864,607	155,100	1,019,707
Contingent consideration		-	7,213	7,213
Total consideration transferred		864,607	162,313	1,026,920
* Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
* *Includes non-material adjustments to prior year’s acquisitions
The valuation techniques used for measuring the fair value of land and buildings ($859.2 million) and customer relationships ($12.0 million) acquired regarding UPS Freight were as follows:

Assets acquired	Valuation technique	Key inputs
Land and buildings
Market comparison technique and cost technique
	: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.	- Market prices for comparable sites - Average rebuild cost
Customer relationships
Excess earnings method:
	The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.	- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate
b)   Goodwill
The goodwill is attributable mainly to the premium of an established business operation with a good reputation in the transportation industry, and the synergies expected to be achieved from integrating the acquired entity into the Group’s existing business.
The goodwill arising in the business combinations has been allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally.

Operating segment	Reportable segment	December 31, 2022*	December 31, 2021*
Canadian Less-Than-Truckload	Less-Than-Truckload	-	(225)
Canadian Truckload	Truckload	811	4,079
Specialized Truckload	Truckload	35,865	42,546
U.S. Truckload	Truckload	-	2,846
Logistics	Logistics	22,512	(25)
		59,188	49,221
* Includes non-material adjustments to prior year’s acquisitions

c)   Contingent consideration
The contingent consideration for the year ended December 31, 2022 relates to non-material business acquisitions and is recorded in the original purchase price allocation. This consideration is contingent on achieving specified earning levels in a future period. The maximum amount payable was $22.5 million in less than one year, and $21.0 million was paid prior to year-end.
The contingent consideration for the year ended December 31, 2021 relates to a non-material business acquisition and is recorded in the original purchase price allocation. The fair value was determined using expected cash flows discounted at rates between 3.9% and 6.4%. This consideration is contingent on achieving specified earning levels in future periods. The maximum amount payable was $0.4 million in one year and $7.6 million in two years.
The contingent consideration balance at December 31, 2022 is $8.8 million (2021 - $8.7 million) and is presented in other financial liabilities on the consolidated statements of financial position.
d)   Adjustment to the provisional amounts of prior year’s business combinations
The 2021 annual consolidated financial statements included details of the Group’s business combinations and set out provisional fair values relating to the consideration paid and net assets acquired of UPS Ground Freight Inc. This acquisition was accounted for under the provisions of IFRS 3.
As required by IFRS 3, the provisional fair values have been reassessed in light of information obtained during the measurement period following the acquisition and adjustments are required to be retrospectively reflected from the date of acquisition. Consequently, the fair value of certain assets acquired, and liabilities assumed of UPS Ground Freight Inc. in fiscal 2021 were adjusted in the quarter ended June 30, 2022 when the purchase price allocation was completed, and accordingly, the comparative information as at December 31, 2021 included in these consolidated financial statements has been revised as detailed below. The adjustment to prior period financial information from the date of acquisition to date resulted in an incremental $90.0 million bargain purchase gain which resulted in the June 30, 2021 financial information being recasted.
As a result a final bargain purchase gain in the amount of $283.6 million was recognized in the statement of income for the year ended
December 31, 2021.

	Dec. 31, 2021 Provisional fair value	Q2-2022 Measurement period adjustments	Final reassessed fair value

Cash and cash equivalents	6	-	6
Trade and other receivables	328,468	-	328,468
Inventoried supplies and prepaid expenses	26,643	-	26,643
Property and equipment	1,186,198	123,267	1,309,465
Right-of-use assets	100,971	-	100,971
Intangible assets	18,856	-	18,856
Other assets	860	7,273	8,133
Trade and other payables	(208,928)	(546)	(209,474)
Income tax payable	302	(302)	-
Employee benefits	(65,849)	-	(65,849)
Provisions	(50,352)	(24,515)	(74,867)
Other non-current liabilities	(56)	-	(56)
Lease liabilities	(100,971)	-	(100,971)
Deferred tax liabilities	(177,992)	(15,133)	(193,125)
Total identifiable net assets	1,058,156	90,044	1,148,200
Total consideration transferred	864,607	-	864,607
Bargain purchase gain	(193,549)	(90,044)	(283,593)
Total consideration transferred	864,607	-	864,607
e)   Adjustment to the provisional amounts of prior year’s non-material business combinations
The 2021 annual consolidated financial statements included details of the Group’s business combinations and set out provisional fair values relating to the consideration paid and net assets acquired of various non-material acquisitions not mentioned previously. These acquisitions were accounted for under the provisions of IFRS 3.
As required by IFRS 3, the provisional fair values have been reassessed in light of information obtained during the measurement period following the acquisition. Consequently, the fair value of certain assets acquired, and liabilities assumed of the non-material acquisitions in fiscal 2021 have been adjusted and finalized in 2022. No material adjustments were required to the provisional fair values for these prior period’s business combinations.